Shareholder Report, Holdings (Details)	Nov. 30, 2025
Fidelity New Jersey Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Fidelity New Jersey Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Fidelity New Jersey Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity New Jersey Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity New Jersey Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity New Jersey Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity New Jersey Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	35.70%
Fidelity New Jersey Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	45.50%
Fidelity New Jersey Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity New Jersey Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity New Jersey Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity New Jersey Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Connecticut Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Fidelity Connecticut Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Connecticut Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Connecticut Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Connecticut Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Connecticut Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Connecticut Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Connecticut Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Fidelity Connecticut Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Connecticut Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Connecticut Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Connecticut Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Connecticut Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.80%